FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of foreign currency balances in current liabilities and non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current liabilities
Trade and other accounts payables	$ 1,765,279	$ 1,627,992
Accounts payable to related entities	7,444	12
Other provisions, current	15,072	14,573
Other non-financial liabilities, current	3,301,906	2,642,251
Total current liabilities	5,688,135	5,088,695
Non-current liabilities
Other financial liabilities, non-current	6,341,669	5,979,039
Accounts payable	418,587	326,284
Other provisions, non-current	926,736	927,964
Provisions for employees benefits, non-current	118,900
Total non-current liabilities	8,540,905	8,091,608
Up to 90 days
Current liabilities
Other financial liabilities, current	4,331	17,062
Trade and other accounts payables	616,032	720,688
Accounts payable to related entities	5,154	6
Other provisions, current	16	29
Other non-financial liabilities, current	15,634	16,315
Total current liabilities	641,167	754,100
91 days to 1 year
Current liabilities
Other financial liabilities, current	1,010	602
Trade and other accounts payables	9,583	20,995
Accounts payable to related entities	0	0
Other provisions, current	12,429	11,655
Other non-financial liabilities, current	6,099	9,071
Total current liabilities	29,121	42,323
More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	32,867	32,036
Accounts payable	72,783	58,449
Other provisions, non-current	49,427	43,301
Provisions for employees benefits, non-current	79,749	55,454
Total non-current liabilities	234,826	189,240
More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	2,871	774
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	2,871	774
More than 5 years
Non-current liabilities
Other financial liabilities, non-current	165,511	170,437
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	165,511	170,437
Argentine peso | Up to 90 days
Current liabilities
Trade and other accounts payables	2,074	45,345
Other non-financial liabilities, current	836	87
Total current liabilities	2,910	45,432
Argentine peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	132	3,446
Other non-financial liabilities, current	445	6,563
Total current liabilities	577	10,009
Argentine peso | More than 1 to 3 years
Non-current liabilities
Other provisions, non-current	3,570	1,917
Total non-current liabilities	3,570	1,917
Argentine peso | More than 3 to 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Argentine peso | More than 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Brazilian real | Up to 90 days
Current liabilities
Trade and other accounts payables	13,401	48,511
Total current liabilities	13,401	48,511
Brazilian real | 91 days to 1 year
Current liabilities
Trade and other accounts payables	922	651
Total current liabilities	922	651
Brazilian real | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	552	16
Other provisions, non-current	42,244	37,982
Total non-current liabilities	42,796	37,998
Brazilian real | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Brazilian real | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Chilean peso | Up to 90 days
Current liabilities
Other financial liabilities, current	1,364	10,697
Trade and other accounts payables	128,838	146,395
Accounts payable to related entities	0	6
Other provisions, current	0	0
Other non-financial liabilities, current	4,338	1,568
Total current liabilities	134,540	158,666
Chilean peso | 91 days to 1 year
Current liabilities
Other financial liabilities, current	702	602
Trade and other accounts payables	1,560	1,231
Accounts payable to related entities	0	0
Other provisions, current	4	29
Other non-financial liabilities, current	4,026	178
Total current liabilities	6,292	2,040
Chilean peso | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	17,020	11,544
Accounts payable	16,774	17,259
Provisions for employees benefits, non-current	76,247	55,454
Total non-current liabilities	110,041	84,257
Chilean peso | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	2,500	774
Accounts payable	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	2,500	774
Chilean peso | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	164,942	170,437
Accounts payable	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	164,942	170,437
Euro | Up to 90 days
Current liabilities
Trade and other accounts payables	54,744	29,502
Total current liabilities	54,744	29,502
Euro | 91 days to 1 year
Current liabilities
Trade and other accounts payables	7	11
Total current liabilities	7	11
Euro | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	412	1,409
Other provisions, non-current	3,053	2,944
Total non-current liabilities	3,465	4,353
Euro | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	371	0
Other provisions, non-current	0	0
Total non-current liabilities	371	0
Euro | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	569	0
Other provisions, non-current	0	0
Total non-current liabilities	569	0
U.S. dollar | Up to 90 days
Current liabilities
Other financial liabilities, current	2,510	5,558
Trade and other accounts payables	350,635	328,540
Accounts payable to related entities	5,154	0
Other non-financial liabilities, current	7,305	12,975
Total current liabilities	365,604	347,073
U.S. dollar | 91 days to 1 year
Current liabilities
Other financial liabilities, current	0	0
Trade and other accounts payables	1,797	2,883
Accounts payable to related entities	0	0
Other non-financial liabilities, current	416	1,063
Total current liabilities	2,213	3,946
U.S. dollar | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	14,110	18,354
Accounts payable	54,441	39,717
Other provisions, non-current	165	256
Provisions for employees benefits, non-current	3,502	0
Total non-current liabilities	72,218	58,327
U.S. dollar | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	0	0
U.S. dollar | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	0
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	0	0
Other currency | Up to 90 days
Current liabilities
Other financial liabilities, current	457	807
Trade and other accounts payables	3,692	60,683
Other provisions, current	16	29
Other non-financial liabilities, current	1,699	1,391
Total current liabilities	68,315	122,292
Other currency | 91 days to 1 year
Current liabilities
Other financial liabilities, current	308	0
Trade and other accounts payables	121	652
Other provisions, current	12,425	11,626
Other non-financial liabilities, current	146	469
Total current liabilities	18,044	24,837
Other currency | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	773	713
Accounts payable	1,568	1,473
Total non-current liabilities	2,341	2,186
Other currency | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Total non-current liabilities	0	0
Other currency | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Total non-current liabilities	0	0
Colombian peso | Up to 90 days
Current liabilities
Trade and other accounts payables	197	2,330
Other non-financial liabilities, current	1,456	294
Total current liabilities	1,653	2,624
Colombian peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	0	31
Other non-financial liabilities, current	1,066	798
Total current liabilities	1,066	829
Colombian peso | More than 1 to 3 years
Non-current liabilities
Other provisions, non-current	395	202
Total non-current liabilities	395	202
Colombian peso | More than 3 to 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Colombian peso | More than 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Peruvian Sol | Up to 90 days
Current liabilities
Trade and other accounts payables	42,347	7,426
Peruvian Sol | 91 days to 1 year
Current liabilities
Trade and other accounts payables	4,994	10,886
Mexican peso | Up to 90 days
Current liabilities
Trade and other accounts payables	2,019	12,969
Mexican peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	0	75
Pound sterling | Up to 90 days
Current liabilities
Trade and other accounts payables	17,379	37,788
Pound sterling | 91 days to 1 year
Current liabilities
Trade and other accounts payables	11	19
Uruguayan peso | Up to 90 days
Current liabilities
Trade and other accounts payables	706	1,199
Uruguayan peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	$ 39	$ 1,110